Condensed Consolidated Statements of Operations (Unaudited)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 38,462		$ 38,462
Operating Expenses:
Research and development	2,614,022	1,206,612	4,742,435	4,527,603
Selling and marketing	375,989	248,716	834,952	576,665
General and administrative	3,849,526	1,146,373	7,451,257	2,047,525
Depreciation and amortization	335,966	180,787	646,233	349,836
Total operating expenses	7,175,504	2,782,488	13,674,878	7,501,629
Loss from operations	(7,175,504)	(2,744,027)	(13,674,878)	(7,463,167)
Other income and (expense):
Interest expense	(2,694)	(2,320)	(5,686)	(4,830)
Other income	487,055	16,943	530,443	49,730
Change in fair value of derivative liabilities	(108,294,223)		(105,317,692)
Foreign exchange (loss)	(241,982)	(172,909)	(318,912)	(306,927)
Income tax expense
Net loss	$ (115,227,348)	$ (2,902,313)	$ (118,786,726)	$ (7,725,194)
Basic weighted average ordinary shares outstanding, as recast | shares	52,367,347	39,015,950	46,630,787	39,015,950
Diluted weighted average ordinary shares outstanding, as recast | shares	52,367,347	39,015,950	46,630,787	39,015,950
Net (loss) income per ordinary share, basic, as recast | (per share)	$ (2.2)	$ (0.07)	$ (2.55)	$ (0.2)
Net (loss) income per ordinary share, diluted, as recast | (per share)	$ (2.2)	$ (0.07)	$ (2.55)	$ (0.2)